Income Taxes - Summary of Income (Loss) before Income Taxes by Jurisdiction (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States									$ 1,162	$ 971	$ (15)
Foreign									1,042	971	396
INCOME BEFORE INCOME TAXES	$ 852	$ 610	$ 544	$ 198	$ 458	$ 437	$ 541	$ 506	$ 2,204	$ 1,942	$ 381